Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 11,315,989	$ 1,453,881	$ 9,918,181
Less: provision for credit losses	(2,823,484)	(362,762)	(600,834)
Accounts receivable, net	$ 8,492,505	$ 1,091,119	$ 9,317,347